UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05291
College and University Facility Loan Trust One
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA	02110

(Address of principal executive offices)	(Zip code)
Brian True
US Bank Corporate Trust Services
One Federal Street, Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 513-632-5578
Date of fiscal year end: November 30
Date of reporting period: August 31, 2010

Item 1. Schedule of Investments
COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
SCHEDULE OF INVESTMENTS
August 31, 2010
(Dollar Amounts in Thousands)

				Internal
Outstanding		Stated		Rate of
Principal		Interest	Maturity	Return % (A)	Amortized
Balance	Description	Rate %	Date	(Unaudited)	Cost
	COLLEGE AND UNIVERSITY LOANS (54.1%)
	— ALABAMA —
$1,036	University of Alabama	3.00%	05/01/2021	12.27%	$668
154	University of Montevallo	3.00	05/01/2023	12.3	92
	— CALIFORNIA —
353	Azusa Pacific University	3.00	04/01/2017	12.96	252
155	Monterey Peninsula College	3.00	10/01/2018	11.95	110
245	San Diego State University	3.00	11/01/2021	11.93	160
505	San Francisco State University	3.00	11/01/2021	11.93	328
	— INDIANA —
60	Taylor University	3.00	10/01/2010	12.45	58
840	University of Notre Dame	3.00	04/01/2018	12.95	578
	— MARYLAND —
610	Western Maryland College	3.00	11/01/2016	12.44	463
	— MASSACHUSETTS —
132	Atlantic Union College	3.00	11/01/2023	12.68	78
541	Boston University	3.00	12/31/2022	11.87	327
	— MICHIGAN —
560	Albion College	3.00	10/01/2015	12.51	441
1,868	Finlandia University	3.50	08/01/2014	12.70	1,171
	— MINNESOTA —
560	Augsburg College	3.00	04/01/2016	12.95	418
260	College of St. Thomas	3.00	04/01/2017	12.95	186
	— NEBRASKA —
33	University of Nebraska	3.00	07/01/2013	10.59	28
	— NEW HAMPSHIRE —
118	New England College	3.63	10/01/2013	12.37	103
515	New England College	3.00	04/01/2019	12.96	341
	— NEW JERSEY —
65	Fairleigh Dickinson University	3.00	11/01/2020	12.09	43
	— NEW YORK —
245	Long Island University	3.00	06/01/2016	12.34	175
657	Sarah Lawrence College	3.00	11/01/2021	12.64	420
	— NORTH CAROLINA —
56	Montreat-Anderson College	3.00	12/01/2019	12.19	37
	— OHIO —
785	Case Western Reserve University	3.00	04/01/2016	10.54	626
52	University of Steubenville	3.38	04/01/2012	12.88	46
148	University of Steubenville	3.00	04/01/2017	12.96	106
	— PENNSYLVANIA —
284	Carnegie — Mellon University	3.00	11/01/2017	10.45	221
290	Harcum Junior College	3.00	11/01/2015	12.44	229
43	Swarthmore College	3.00	05/01/2014	12.30	36
163	Temple University	3.38	11/01/2014	11.99	139

					Internal
Outstanding		Stated			Rate of
Principal		Interest	Maturity		Return % (A)	Amortized
Balance	Description	Rate %	Date		(Unaudited)	Cost
	— RHODE ISLAND —
$186	Community College of Rhode Island	3.00%	04/01/2018		12.10%	$135
	— SOUTH CAROLINA —
375	College of Charleston	3.00	07/01/2016		12.02	273
299	Morris College	3.00	11/01/2013		12.42	256
	— TEXAS —
49	St. Edward’s University	3.63	04/01/2013		12.80	42
178	Texas Tech University	3.63	03/01/2013		10.80	157
805	Texas Tech University	3.375-3.50	03/01/2012		10.83	734
	— VERMONT —
505	Middlebury College	3.00	04/01/2018		12.87	356
1,512	University of Vermont	3.00	10/01/2019		12.19	1,036
	— VIRGINIA —
505	Old Dominion University	3.00	06/01/2013		11.70	411

15,747	Total College and University Loans					11,280

	Allowance for Loan Losses					(580)

	Net Loans of the Trust					10,700

	INVESTMENT AGREEMENTS (45.9%)

2,600	FNMA #787 Liquidity Fund	8.00%	12/01/2014	(B)	8.00%	2,600
6,464	FNMA #786 Revenue Fund	5.00%	12/01/2014	(B)	5.00%	6,464

9,064	Total Investment Agreements					$9,064

$24,811	Total Investments (100.0%)					19,764

(A)	Represents the rate of return based on the contributed cost and the amortization to maturity.

(B)	Terminate at the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full

Item 2. Controls and Procedures
(a) Not applicable to the registrant.
(b) Not applicable to the registrant.
Item 3. Exhibits.
The following exhibits are attached to this Form N-Q:
1) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.
2) Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.
3) Berkadia (f/k/a Capmark) reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust One

By (Signature and Title)*	/s/ Brian True, Vice President Brian True, Vice President
Date November 1, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan Calder, Executive Vice President Bryan Calder, Executive Vice President
Date November 1, 2010

*	Print the name and title of each signing officer under his or her signature.